Unaudited Consolidated Statements of Changes in Temporary Equity and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Conversion of Debt into Common Stock [Member] Preferred Stock [Member]	Conversion of Debt into Common Stock [Member] Common Stock [Member]	Conversion of Debt into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Debt into Common Stock [Member] Retained Earnings [Member]	Conversion of Debt into Common Stock [Member] AOCI Attributable to Parent [Member]	Conversion of Debt into Common Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2023							18,406,857	7,943,585
Balances at Dec. 31, 2023							$ 20,265	$ 1	$ 4,675	$ (28,786)	$ 293	$ (23,817)
Stock-based compensation							0	0	886	0	0	886
Net loss							0	0	0	(21,055)	0	(21,055)
Foreign currency translation adjustments, net of tax							0	0	0	0	(15)	(15)
Translation adjustment							$ 0	$ 0	0	0	(15)	(15)
Balances (in shares) at Dec. 31, 2024							18,406,857	9,286,235
Balances at Dec. 31, 2024							$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Stock-based compensation							0	0	141	0	0	141
Net loss							0	0	0	(5,561)	0	(5,561)
Foreign currency translation adjustments, net of tax							$ 0	$ 0	0	0	(1)	(1)
Common Stock issuance (in shares)							0	352,852
Common Stock issuance							$ 0	$ 0	500	0	0	500
Translation adjustment							$ 0	$ 0	0	0	(1)	(1)
Balances (in shares) at Mar. 31, 2025							18,406,857	9,639,087
Balances at Mar. 31, 2025							$ 20,265	$ 1	6,202	(55,402)	277	(48,922)
Balances (in shares) at Dec. 31, 2024							18,406,857	9,286,235
Balances at Dec. 31, 2024							$ 20,265	$ 1	5,561	(49,841)	278	(44,001)
Stock-based compensation							0	0	754	0	0	754
Net loss							0	0	0	(27,002)	0	(27,002)
Foreign currency translation adjustments, net of tax							0	0	0	0	(50)	(50)
Translation adjustment							$ 0	$ 0	0	0	(50)	(50)
Balances (in shares) at Dec. 31, 2025							0	73,701,176
Balances at Dec. 31, 2025							$ 0	$ 7	80,397	(76,843)	228	3,789
Common Stock issued to settle debt (in shares)	0	1,380,359
Common Stock issued to settle debt	$ 0	$ 1	$ 2,153	$ 0	$ 0	$ 2,154
Stock-based compensation							$ 0	$ 0	165	0	0	165
Stock options exercised (in shares)							0	183,510
Stock options exercised							$ 0	$ 0	42	0	0	42
Net loss							0	0	0	(7,616)	0	(7,616)
Foreign currency translation adjustments, net of tax							0	0	0	0	18	18
Translation adjustment							$ 0	$ 0	0	0	18	18
Balances (in shares) at Mar. 31, 2026							0	75,265,045
Balances at Mar. 31, 2026							$ 0	$ 8	$ 82,757	$ (84,459)	$ 246	$ (1,448)